Earnings per Share - Schedule of Dilutive Potential Ordinary Shares (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit attributable to ordinary shares of owners of the Controlling Company (in millions of Korean won)	₩ 1,718,814	₩ 459,861	₩ 993,325
Adjustment to net income attributable to ordinary shares (in millions of Korean won)	(597)	(398)	(827)
Diluted profit attributable to ordinary shares (in millions of Korean won)	₩ 1,718,217	₩ 459,463	₩ 992,498
Number of dilutive potential ordinary shares outstanding (in number of shares)	97,777	94,393	119,263
Weighted average number of ordinary shares outstanding (in number of shares)	243,091,299	246,004,585	249,589,335
Diluted earnings per share (in Korean won per share)	₩ 7,068	₩ 1,868	₩ 3,977